Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Investment securities disclosures
Securities available-for-sale	SFr 3,090	SFr 2,791
Total investment securities	3,090	2,791
Bank
Investment securities disclosures
Securities available-for-sale	2,698	2,379
Total investment securities	SFr 2,698	SFr 2,379